Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Operating Lease [Line Items]
Cost		¥ 61,446	¥ 2,778
Accumulated depreciation		(551)	(127)
Net carrying amount		60,895	2,651
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	10,690	21
Accumulated depreciation		(6)
Net carrying amount	[1]	10,684	21
Aircraft [Member]
Operating Lease [Line Items]
Cost		50,756	2,757
Accumulated depreciation		(545)	(127)
Net carrying amount		¥ 50,211	¥ 2,630

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate used by Nomura.